Subsequent Events	12 Months Ended
Jan. 31, 2014
Subsequent Events [Text Block]

18.      Subsequent Events

On April 7, 2014 the Company entered into a Securities Purchase Agreement (the “SPA”) with certain purchasers (the “Purchasers”), whereby the Purchasers agreed to purchase 6% senior secured convertible promissory notes (the “SPA Notes”). Repayment of the SPA Notes are secured against all the tangible and intangible assets of the Company (the “SPA Security Agreement”).

On April 7, 2014, in connection with the SPA, the Company issued seven SPA Notes to the Purchasers, including one director of the Company, in the aggregate principal amount of $1,033,796. As consideration, the Company (i) received cash proceeds equal to $828,704 (the “Cash Proceeds”); (ii) exchanged a promissory note with an outstanding amount of $76,388, being the principal and accrued interest due under a convertible promissory note dated December 24, 2013 for the issuance of a SPA Note in the same amount; and (iii) exchanged a promissory note with an outstanding amount of $128,704, being the remaining principal amount due under a convertible promissory note dated October 2, 2013 (Note 10) for the issuance of a SPA Note in the same amount.

The principal amount of $1,033,796 matures on April 7, 2015 (the “Maturity Date”) and bears interest at the rate of 6% per annum, payable on the Maturity Date. In addition, the principal amount of the SPA Notes and all acquired and unpaid interest thereon will be exchanged for any other securities issued by the Company in connection with any subsequent financing approved by the majority of the Purchasers which results in gross proceeds to the Company of at least $3,000,000 (the “Subsequent Financing”), at an exchange rate equal to ninety percent ( 90%) of the aggregate purchase price paid in the Subsequent Financing.

The SPA Notes are covered by an Agency and Interlender Agreement dated April 7, 2014 between the Purchasers and CSD Holdings LLC, as agent (the “Agent”) whereby the Purchasers have appointed the Agent to act on their behalf with respect to certain rights and obligations provided for in the SPA, SPA Notes and the SPA Security Agreement.